SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Annual Depreciation Rates

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Changes in Product Liabilities

	Year ended December 31,
	2012	2011

Balance, beginning of the year	$690	$604
Warranties issued during the year	521	548
Settlements made during the year	(387)	(278)
Expirations	(174)	(150)
Foreign currency translation adjustment	11	(34)

Balance end of year	$661	$690

Schedule of Fair Value Assumptions

	Year ended December 31,
	2012	2011	2010

Risk free interest rate	-	2%	1.13%
Dividend yield	-	0%	0%
Expected volatility	-	75%	76%
Expected term (in years)	-	5	5
Forfeiture rate	-	2%	6%